Audited Consolidated Balance Sheet as of December 31, 2021 and Unaudited Interim Condensed Consolidated Balance Sheet as of June 30, 2022 - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 30,740	$ 41,625
Short-term investments	21,197	30,743
Advances to suppliers	2,164	1,735
Prepaid expenses and other current assets	1,628	1,020
Total current assets	55,729	75,123
Noncurrent assets:
Property and equipment, net	1,909	1,422
Operating lease right-of-use assets	6,013	1,984
Other noncurrent assets	114	3,119
Total noncurrent assets	8,036	6,525
Total assets	63,765	81,648
Current liabilities:
Accounts payable	1,161	1,656
Accrued expenses	2,702	3,858
Current portion of operating lease liabilities	811	538
Deferred revenue	1,351	1,369
Long-term loans, current portion	0	1,569
Other current liabilities	5,084	6,165
Total current liabilities	11,109	15,155
Noncurrent liabilities:
Operating lease liabilities	4,471	1,468
Deferred revenue	35,758	37,939
Other noncurrent liabilities	692	709
Total noncurrent liabilities	40,921	40,116
Total liabilities	52,030	55,271
Commitments and contingencies
Mezzanine equity
Contingently redeemable noncontrolling interests	10,674	5,454
Equity
Ordinary shares ($0.0001 par value; 500,000,000 shares authorized; 38,927,563 and 38,955,376 shares issued and outstanding as of December 31, 2021 and June 30, 2022, respectively)	4	4
Additional paid-in capital	368,473	369,200
Accumulated deficit	(360,486)	(341,997)
Accumulated other comprehensive (loss) income	117	(523)
Total BeyondSpring Inc.’s shareholders’ equity	8,108	26,684
Noncontrolling interests	(7,047)	(5,761)
Total equity	1,061	20,923
Total liabilities, mezzanine equity and equity	$ 63,765	$ 81,648